UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

415 Madison Avenue, 16th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Mandelker, Twomey, Gallanty & Kesten P.C. 415 Madison Avenue, 16th Floor, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 239-0515

Date of fiscal year end:	April 30, 2017

Date of reporting period:	July 31, 2016

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2016.

Tridan Corp.
Schedule of Investents-Form NQ
July 31,2016

	2016
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (loss)

Village of Briarcliff Manor New York Pub Impt Unlimited Tax 5.0% due September 1, 2017	215,000	217,055	217,055	225,395	8,340

NY Unlimited Tax (Par Call August 1, 2019 @100) 5.0% due August 1, 2026	350,000	352,189	352,189	392,780	40,591

N.Y.S. Dormitory Authority Revs State Personal Income Ref Education 5.50% due March 15, 2025	500,000	540,063	540,063	666,720	126,657

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2018	430,000	434,377	434,377	452,455	18,078

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2019	585,000	590,367	590,367	615,549	25,182

N.Y.S. Dormitory Authority Revs Non St Supported Debt Insd Sien College (Par Call July 1, 2016 @100) 5.0% due July 1, 2020	1,000,000	1,007,539	1,007,539	1,003,790	(3,749)

N.Y.S. Dormitory Authority Revs Non St Supported Debt St Johns Univ - Insd 5.25% due July 1, 2021	1,000,000	1,041,257	1,041,257	1,203,090	161,833

N.Y.S. Dormitory Authority Revs City University Sys Ref Cons 5th Gen 5.5% due July 1, 2019	1,000,000	1,026,365	1,026,365	1,139,220	112,855

N.Y.S. Dormitory Authority Revs Nonst Supported Debt-NYU (Par Call July1, 2018 @100) 5.0% due July 1, 2029	300,000	300,000	300,000	325,068	25,068

N.Y.S. Dormitory Authority Lease Revs Mental Health Svcs Facs (Par Call August 15, 2020 @100) 5.0% due August 15, 2023	420,000	423,236	423,236	484,806	61,570

N.Y.S. Dormitory Authority Revs State Personal Income Tax Rev Ed School Impt (Par Call March 15, 2018 @100) 5.0% due March 15, 2022	750,000	758,609	758,609	802,027	43,418

N.Y.S. Dormitory Authority Revs State Personal Income Tax Rev Ref Edu 5.50% due March 15, 2026	200,000	248,388	248,388	271,936	23,548

N.Y.S. Dormitory Authority Revs 5.5% due May 15, 2018	1,155,000	1,179,686	1,179,686	1,256,236	76,550

Rockville Center NY Limited Tax 4.00% due June 15, 2022	200,000	221,911	221,911	234,860	12,949

Sachem Central School District NY Holbrook Ref Unlimited Tax 5.25% due October 15, 2019	500,000	515,119	515,119	572,295	57,176

Rhinebeck NY Central School District Unlimited Tax (Par Call June 15, 2023 @100) 4.00% due June 15, 2025	535,000	579,517	579,517	616,935	37,418

NYC Transitional Fin Auth Rev Future Tax (Par Call November 1, 2022 @100) 5.00% due November 1, 2026	550,000	598,940	598,940	681,626	82,686

Port Authority of NY and NJ Cons 85th 5.375% due March 1, 2028	150,000	153,630	153,630	191,880	38,250

Longwood NY Central School District Suffolk 5.00% due March 15, 2019	185,000	204,491	204,491	206,364	1,873

Schnectady CNTY NY Various Purposes LTD Tax 5.0% due January 15, 2020	800,000	923,989	923,989	947,080	23,091

Schnectady CNTY NY Various Purposes LTD Tax 5.0% due December 15, 2022	300,000	360,941	360,941	373,863	12,922

Harrison NY REF Public Impt LTD Tax 5.0% due December 15, 2023	100,000	125,784	125,784	126,297	513

Saratoga County NY Ref LTD Tax 5.0% due July 15, 2023	100,000	126,520	126,520	126,733	213

SNT Lawrence CNTY NY REF Limited Tax (Par Call May 15, 2025) 5.0% due May 15, 2026	105,000	125,281	125,281	132,377	7,096

NYC NY TR Cultural Res- Museum of Modern Art 4.0% due April 01, 2026	500,000	603,290	603,290	609,430	6,140

Middele CTRY NY central School District- AT Centereach 5.0% due August 01, 2020	150,000	172,706	172,706	174,878	2,172

Laurens NY Central School District (Par Call June 15, 2025) 4.0% due June 15, 2028	305,000	338,813	338,813	361,269	22,456

Rensselaer County NY Limited Tax 5.0% due September 1, 2024	100,000	125,082	125,082	129,178	4,096

Saratoga Springs NY Ref Public IMPT Unlimited Tax (Par Call February 15, 2023) 5.0% due February 15, 2025	225,000	261,745	261,745	277,763	16,018

Build NYC Resource Corp NY Rev United Jewish Appeal (Par Call July 1, 2024) 5.0% due July 1, 2025	320,000	376,144	376,144	403,500	27,356

Mattituck Cutchogue NY Ser A (Par Call July 15, 2025) 5.0% due July 15, 2026	280,000	340,207	340,207	360,306	20,099

Putnam County Ref LTD Tax (Par Call January 15, 2026) 5.0% due January 15, 2027	135,000	165,103	165,103	175,657	10,554

Halfmoon NY REF PUB Limited Tax (Par Call June 15, 2025) 5.0% due June 15, 2027	280,000	337,436	337,436	357,792	20,356

Gates Chili NY School District Unlimited Tax (Par Call June 15, 2025) 5.0% due June 15, 2027	200,000	244,009	244,009	255,946	11,937

Mattituck Cutchogue NY Ser A (Par Call July 15, 2025) 5.0% due July 15, 2027	365,000	439,890	439,890	464,276	24,386

Thompkins Country- NY REF Public IMPT-SER (Par Call December 15, 2024) 5.0% due December 15, 2027	500,000	600,274	600,274	636,990	36,716

Western Nassau County WTR Auth Ser A (Par Call April 1, 2025) 5.0% due April 1, 2028	100,000	115,932	115,932	123,999	8,067

City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2009 (Par Call June 15, 2018 @100) 5.625% due June 15, 2024	1,000,000	996,537	996,537	1,094,540	98,003

City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen (Par Call June 15, 2019 @100) 5.0% due June 15, 2027	500,000	508,710	508,710	558,075	49,365

City of New York Transitional Finance Auth Rev Sub future Tax Secured ( Par call June 15, 2018 and 2019 @100) 5.0% due November 1,2020 5.0% due November 1,2021	500,000 1,000,000	522,771 1,043,601	522,771 1,043,601	569,975 1,139,950	47,204 96,349

New York Environmental Facilities Corp Pollution Control Rev St Water NYC 02 (Par Call June 15, 2016 @100) 5.00% due June 15, 2018	1,000,000	999,335	999,335	1,002,030	2,695

N. Y.S. Thruway Authority St Pers Income Tax Rev Transn 5.25% due March 15, 2019	750,000	766,986	766,986	841,283	74,297

State of NY Local Gov't Assistance Corp. (Par Call April 1, 2018 @100) 5.0% due April 1, 2019	200,000	202,850	202,850	214,768	11,918

Hilton NY Central School District Unlimited Tax 4.00% due June 15, 2019	500,000	536,402	536,402	544,280	7,878

Starpoint, NY Central Scool District Ref Unlimited Tax 5.00% due June 15, 2018	850,000	902,118	902,118	920,440	18,322

Queensbury New York Union Free School District Unlimited Tax 4.00% due December 15, 2018	225,000	234,905	234,905	242,159	7,254

Brookhaven, New York Unlimited Tax 5.00% due November 15, 2019	450,000	482,981	482,981	514,688	31,707

Starpoint, NY Central Scool District Ref Unlimited Tax 5.00% due June 15, 2020	250,000	276,563	276,563	289,953	13,390

Bethlehem, NY Central Scool District Unlimited Tax 4.00% due January 15, 2021	500,000	535,572	535,572	566,830	31,258

Riverhead, New York Limited Tax 4.0% due June 1, 2021	1,005,000	1,079,174	1,079,174	1,152,102	72,928

Nassau County, NY Gen Impt Unlimited Tax (Par Call October 1, 2020 @100) 4.00% due October 1, 2022	550,000	565,741	565,741	609,515	43,774

New York, NY Unlimited Tax (Par Call August 1, 2020 @100) 5.00% due August 1, 2023	510,000	539,538	539,538	592,595	53,057

Greece, NY Central Scool District Unlimited Tax 5.00% due December 15, 2023	500,000	563,516	563,516	611,980	48,464

Plainview Old Bethpage New York Central School District Ref Unlimited Tax 5.00% due December 15, 2020	250,000	266,210	266,210	298,095	31,885

Clarkstown NY Central School Dsitrict 4.00% due May 15, 2019	500,000	534,840	534,840	546,860	12,020

Wantagh NY UN Free School District 5.00% due September 01, 2021	550,000	618,281	618,281	663,020	44,739

Central Islip NY Union Fee School District Ref Unlimited Tax 5.00% due July 15, 2022	750,000	875,403	875,403	919,080	43,677

Syosset NY Central School 5.00% due December 15, 2022	125,000	139,592	139,592	154,644	15,052

Brentwood NY UN Free School District Ref Unlimited Tax	430,000	471,712	471,712	533,905	62,193

North Babylon NY UN Free School District (Par Call August 01, 2022) 5.00% Due August 01, 2023	250,000	284,687	284,687	304,685	19,998

Battery Park City NY (Par Call November 01, 2023) 5.00% due November 01, 2029	140,000	154,307	154,307	174,507	20,200

Connetquot NY Central School District Unlimited Tax 5.00% due January 15, 2024	400,000	439,780	439,780	506,436	66,656

Onondaga County NY Ref Unlimited Tax 5.00% due March 15, 2024	285,000	329,264	329,264	362,614	33,350

Bayport- Blue Point NY UN Free School District Ref Unlimited 5.00% due September 15, 2024	250,000	297,315	297,315	322,985	25,670

Syosset NY Central School District 5.00% due December 15, 2022	735,000	810,457	810,457	897,539	87,082

Buffalo & Ft. Erie NY Pub Bridge Authority Ref-Toll 5.00% due January 1, 2025	410,000	475,081	475,081	517,584	42,503

Util Debt Securitization (Par Call December 15, 2023) 5.00% due December 12, 2028	500,000	542,749	542,749	621,100	78,351

Port Authority of NY and NJ Cons 144th (Par Call October 1, 2016 @100) 5.0% due October 1, 2027	300,000	300,066	300,066	302,187	2,121

New York State Urban development 5.00% due January 1, 2017	225,000	226,804	226,804	229,343	2,539

N.Y.S. Local Govt Assistance Corp Ref: 5.5% due April 1, 2017	115,000	114,751	114,751	118,473	3,722

State of NY local Govt. Corp, Ref 5.5% due April 1, 2017	340,000	352,077	352,077	350,269	(1,808)

Triborough Bridge & Tunnel Authority NY General Purpose Revs (Escrowed to Maturity) 5.5% due January 1, 2017	105,000	105,137	105,137	107,202	2,065

	$31,840,000	$34,271,698	$34,271,698	$36,776,057	$2,504,359

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 15, 2016

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 15, 2016